ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

27.	ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated Other Comprehensive Loss

As at December 31, 2017, 2016 and 2015, our accumulated other comprehensive loss balances consisted of the following components:

(in thousands of $)	2017	2016	2015
Net gain on qualifying cash flow hedging instruments, including share of affiliate	5,030	3,414	(192)
Losses associated with pensions	(12,799)	(12,956)	(12,400)
Accumulated other comprehensive loss	(7,769)	(9,542)	(12,592)

The components of accumulated other comprehensive loss consisted of the following:

	Pension and post retirement benefit plan adjustments	Gains (losses) on cash flow hedges	Share of affiliates comprehensive income (loss)	Total accumulated comprehensive (loss) income
Balance at December 31, 2014	(15,251)	4,042	4,630	(6,579)
Other comprehensive income (loss) before reclassification	2,851	—	(4,822)	(1,971)
Amount reclassified from accumulated other comprehensive income	—	382	—	382
Net current-period other comprehensive income (loss)	2,851	382	(4,822)	(1,589)
Transfer of additional paid in capital	—	(4,424)	—	(4,424)
Balance at December 31, 2015	(12,400)	—	(192)	(12,592)
Other comprehensive (loss) income	(556)	—	3,606	3,050
Balance at December 31, 2016	(12,956)	—	3,414	(9,542)
Other comprehensive income	157	—	1,616	1,773
Balance at December 31, 2017	(12,799)	—	5,030	(7,769)

See note 28 for the details relating to the amounts reclassified from accumulated other comprehensive loss for the years ended December 31, 2017, 2016 and 2015.